Segment Information - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2026 JPY (¥) Segments	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)
Disclosure of operating segments [line items]
Number of reportable segments | Segments	4
Cost of sales	¥ 18,193,428	¥ 17,024,788	¥ 16,016,659
Research and development expense	1,540,646	1,099,482	923,627
Share of profit (loss) of investments accounted for using the equity method	(162,080)	982	110,817
impairment losses	692,006	¥ 39,305	¥ 59,392
Additional provisions	1,055,584
Onerous contracts provision [member]
Disclosure of operating segments [line items]
Additional provisions	106,296
Contracts related to EV models [Member]
Disclosure of operating segments [line items]
Additional provisions	561,070
Automobile business [member]
Disclosure of operating segments [line items]
Cost of sales	1,047,918
General and administrative expense	7,889
Research and development expense	397,870
Automobile business [member] | Investments accounted for using equity method [member]
Disclosure of operating segments [line items]
Share of profit (loss) of investments accounted for using the equity method	124,128
Impact due to changes in the EV market [Member]
Disclosure of operating segments [line items]
Cost of sales	454,933
Research and development expense	397,870
impairment losses	521,377
Losses on disposal	331,426
Additional provisions	667,366
Impact due to changes in the EV market [Member] | Trade receivables [member]
Disclosure of operating segments [line items]
Compensation recognized from joint venture	66,492
Impact due to changes in the EV market [Member] | Onerous contracts provision [member]
Disclosure of operating segments [line items]
Additional provisions	106,296
Impact due to changes in the EV market [Member] | Contracts related to EV models [Member]
Disclosure of operating segments [line items]
Additional provisions	561,070
Impact due to changes in the EV market [Member] | Investments accounted for using equity method [member]
Disclosure of operating segments [line items]
Share of profit (loss) of investments accounted for using the equity method	124,128
impairment losses	¥ 90,882